Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies
Other Commitments and Contingencies

During the fourth quarter of 2015, we became aware of an investigation initiated by COFECE (the Mexican antitrust agency) related to potential anti-competitive practices among competitors in the cash logistics industry in Mexico (the industry in which Brink’s Mexican subsidiary, SERPAPROSA, is active). Because no legal proceedings have been initiated against SERPAPROSA, we cannot estimate the probability of loss or any range of estimate of possible loss at this time. It is possible that SERPAPROSA could become the subject of legal or administrative claims or proceedings, however, that could result in a loss that could be material to the Company’s results in a future period.

On March 21, 2016, The Bruce McDonald Holding Company, et al., filed a lawsuit in Circuit Court of Logan County, West Virginia against Addington, Inc. (“Addington”) and The Brink’s Company related to an Agreement of Lease dated September 19, 1978, between the Plaintiffs and Addington. Plaintiffs seek declaratory judgment and unspecified damages related to allegations that Addington failed to mine coal on the property leased from the Plaintiffs and failed to pay correct minimum royalties to the Plaintiffs.  The Company denies the allegations asserted by the Plaintiffs, is vigorously defending itself in this matter, and has filed a counterclaim against the Plaintiffs related to Plaintiffs’ failure to consent to the assignment and subleasing the leasehold to others. Due to numerous uncertain and unresolved factors presented in this case, it is not possible to estimate a range of loss at this time and, accordingly, no accrual has been recorded in the Company’s financial statements.

In addition, we are involved in various other lawsuits and claims in the ordinary course of business. We are not able to estimate the loss or range of losses for some of these matters. We have recorded accruals for losses that are considered probable and reasonably estimable. Other than the matters noted above, we do not believe that the ultimate disposition of any of the lawsuits currently pending against the Company should have a material adverse effect on our liquidity, financial position or results of operations.

At December 31, 2016, we had noncancellable commitments for $28.7 million in equipment purchases, and information technology and other services.